UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.5277

(Registrant’s telephone number, including area code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Peter H. Schwartz, Esq.

Davis, Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2012 – March 31, 2013

Item 1.	Reports to Stockholders.

MARCH 31, 2013

SEMI-ANNUAL

COGNIOS MARKET NEUTRAL LARGE CAP FUND

COGNIOS
CAPITAL

1-855-254-6467 | www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Shareholder Letter	March 31, 2013 (Unaudited)

Dear Shareholder,

This is the first shareholder letter for the Cognios Market Neutral Large Cap Fund. Thank you for investing in the Fund. We value this opportunity to offer insight into the Fund’s investment adviser Cognios Capital, LLC.

At Cognios, we believe that all investors should have access to the investment strategies necessary to diversify their portfolios. However, market neutral equity investment strategies have historically been more common in the hedge fund industry. Launching the Cognios Market Neutral Large Cap Fund allowed us to offer our hedged strategy as an alternative investment to investors that either (a) traditionally have not been able to invest in hedge funds or (b) were hedge fund investors in the past, but who now prefer the daily liquidity1, enhanced transparency2, and lack of incentive fees provided in a mutual fund format.

Information is power, and we believe educated investors are better clients. Our goal is to make sure that every shareholder has a thorough understanding of our investment strategies.

A long/short equity fund buys (takes long positions in) equity securities of companies that its adviser believes are more likely to appreciate and, at the same time, borrows and then sells (takes short positions in) equity securities of companies that its adviser believes are likely to underperform the long positions over time. “Market neutral” is a special case of a long/short equity investment in which the total size of the short positions are generally equal to the total size of the long positions. Our Fund is unique because we calculate these percentages after adjusting each position for its Beta (a measure of the tendency of a security’s returns to respond to swings in the broad stock market). Because the Fund is Beta-adjusted market neutral, we seek to have the total returns of the Fund to be uncorrelated with the overall stock market over time, delivering returns that are independent of broad market risks and macro events. As such, by attempting to hedge out all of the market Beta, the Fund’s returns over time should be essentially “pure Alpha” (i.e., Alpha is the excess return of a portfolio after considering its Beta exposure.) For these reasons, we believe market neutral strategies such as the Fund have the potential to diversify an investment portfolio.

Cognios selects stocks for the long and short portfolios using our firm’s proprietary investment process called ROTA/ROME™. The ROTA/ROME™ investment process is a fundamental quantitative stock selection approach that focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME,” which is essentially a company’s profit yield on its stock price). Additional details about the ROTA/ROME™ investment process are outlined in the Fund’s prospectus. More information about the potential benefits of taking both long and short positions is available on the FAQ page of the Fund’s website, www.cogniosfunds.com.

We at Cognios look forward to future opportunities to connect with and inspire our shareholders. We strive to continuously add value to your investment experience by providing access to fund information, portfolio updates and straightforward commentary.

Semi-Annual Report | March 31, 2013 (Unaudited)	1

Cognios Market Neutral Large Cap Fund
Shareholder Letter	March 31, 2013 (Unaudited)

If you have any questions regarding the Cognios Market Neutral Large Cap Fund, please contact your account manager or financial adviser, or call one of our shareholder associates at 855-254-6467. We also invite you to visit Cognios’ website at www.cognios.com to learn more about our firm, our team and our values.

We thank you for investing with Cognios and for the trust you have placed in us.

Sincerely,

Jonathan Angrist

Brian Machtley

Portfolio Managers

[1]

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at www.cogniosfunds.com.

[2]	The Fund’s holdings will be updated quarterly with a thirty (30) calendar day lag at www.cogniosfunds.com.

The Fund’s investment objectives, risks, charges and expenses must be considered before investing.

2	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Portfolio Update	March 31, 2013 (Unaudited)

Performance (for the period ended March 31, 2013)

	Three Months	Since Inception*
Cognios Market Neutral Large Cap Fund – Investor	-2.50%	-2.50%
Cognios Market Neutral Large Cap fund – Institutional	-2.40%	-2.40%
HFRI Equity Hedge Market Neutral(a)	2.38%	2.38%
S&P 500® Total Return Index(b)	10.61%	10.61%

*	Fund’s inception date is December 31, 2012.

Indexes are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distribution or redemption of Fund shares.

The Fund is new and has a limited operating history.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 855.254.6467 or by visiting www.cogniosfunds.com.

(a)

The HFRI Equity Hedge Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com.

(b)

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction fees, expenses or taxes.

Semi-Annual Report | March 31, 2013 (Unaudited)	3

Cognios Market Neutral Large Cap Fund
Portfolio Update	March 31, 2013 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended March 31, 2013)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Allocation (as a % of Net Assets)*

Technology - Long	37.65%
Technology (Short)	-4.73%
Consumer Non-cyclical - Long	28.31%
Consumer Non-cyclical (Short)	-9.08%
Communications - Long	18.78%
Communications (Short)	-5.00%
Industrials - Long	13.96%
Industrials (Short)	-11.99%
Money Market Fund - Long	0.11%
Energy - Long	4.50%
Energy (Short)	-7.59%
Basic Materials - Long	4.27%
Basic Materials (Short)	-7.42%
Utilities (Short)	-7.45%
Consumer Cyclical - Long	5.03%
Consumer Cyclical (Short)	-13.88%
Financials (Short)	-12.43%
Cash, Cash Equivalents, & Other Net Assets	66.96%
TOTALS	100.00%

*	Holdings are subject to change. Table presents indicative values only.

4	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Portfolio Update	March 31, 2013 (Unaudited)

Top 10 Long Positions (as a % of Net Assets)*

Security	Ticker	Weight^
DIRECTV	DTV	5.29%
Seagate Technology PLC	STX	5.12%
GameStop Corp. - Class A	GME	5.03%
Bristol-Myers Squibb Co.	BMY	5.02%
Gannett Co., Inc.	GCI	4.91%
Raytheon Co.	RTN	4.85%
Western Union Co.	WU	4.83%
Western Digital Corp.	WDC	4.80%
L-3 Communications Holdings, Inc.	LLL	4.78%
Intel Corp.	INTC	4.71%

*	Holdings are subject to change. Table presents indicative values only.

^	Position rank based on percentage of net assets.

Semi-Annual Report | March 31, 2013 (Unaudited)	5

Cognios Market Neutral Large Cap Fund
Disclosure of Fund Expenses	March 31, 2013 (Unaudited)

As a shareholder of the Cognios Market Neutral Large Cap Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2012 and held until March 31, 2013.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expense Ratio(a)	Expenses Paid During Period October 1, 2012 - March 31, 2013(b)
Investor Class
Actual(c)	$1,000.00	$975.00	4.61%	$11.23
Hypothetical (5% return before expenses)	$1,000.00	$1,001.94	4.61%	$23.01
Institutional Class
Actual(c)	$1,000.00	$976.00	4.36%	$10.62
Hypothetical (5% return before expenses)	$1,000.00	$1,003.19	4.36%	$21.78

(a)

Annualized, based on the Fund’s most recent fiscal half year expenses. Expense ratio excluding interest expense and dividends paid on borrowed securities is 2.25% and 2.00% for Investor Class and Institutional Class, respectively.

(b)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	Commenced operations on January 2, 2013.

6	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Portfolio of Investments	March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (112.49%)
Basic Materials (4.27%)
CF Industries Holdings, Inc.(a)	2,307	$439,184

Total Basic Materials		439,184

Communications (18.78%)
DIRECTV(a)(b)	9,620	544,588
Expedia, Inc.(a)	7,252	435,193
Gannett Co., Inc.(a)	23,090	504,978
Harris Corp.(a)	9,640	446,718

Total Communications		1,931,477

Consumer Cyclical (5.03%)
GameStop Corp. - Class A(a)	18,492	517,221

Total Consumer Cyclical		517,221

Consumer Non-cyclical (28.31%)
Abbott Laboratories(a)	13,715	484,414
Apollo Group, Inc. - Class A(a)(b)	27,470	477,703
Bristol-Myers Squibb Co.(a)	12,535	516,317
Laboratory Corp. of America Holdings(a)(b)	5,230	471,746
Quest Diagnostics, Inc.(a)	8,250	465,712
Western Union Co.(a)	33,030	496,771

Total Consumer Non-cyclical		2,912,663

Energy (4.50%)
Diamond Offshore Drilling, Inc.(a)	6,650	462,574

Total Energy		462,574

Industrials (13.96%)
Garmin, Ltd.(a)	13,487	445,610
L-3 Communications Holdings, Inc.(a)	6,076	491,670
Raytheon Co.(a)	8,491	499,186

Total Industrials		1,436,466

Technology (37.64%)
Apple, Inc.(a)	1,050	464,761
CA, Inc.(a)	18,908	475,914
EMC Corp.(a)(b)	20,141	481,168
Intel Corp.(a)	22,195	484,961
Microsoft Corp.(a)	16,670	476,929
NetApp, Inc.(a)(b)	13,695	467,821
Seagate Technology PLC(a)	14,410	526,830

Semi-Annual Report | March 31, 2013 (Unaudited)	7

Cognios Market Neutral Large Cap Fund
Portfolio of Investments	March 31, 2013 (Unaudited)

		Shares	Value

Technology (continued)
Western Digital Corp.(a)		9,827	$494,102

Total Technology			3,872,486

TOTAL COMMON STOCKS (Cost $11,255,614)			11,572,071

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.11%)
Money Market Fund (0.11%)
HighMark 100% U.S. Treasury Money Market Fund, Fiduciary Class	0.00252%	11,116	11,116

TOTAL SHORT TERM INVESTMENTS (Cost $11,116)			11,116

TOTAL INVESTMENTS (112.60%) (Cost $11,266,730)			11,583,187

SECURITIES SOLD SHORT (-79.57%) (Proceeds 7,740,595)			(8,185,132)

Other Assets In Excess Of Liabilities (66.97%)			6,888,614 (c)

NET ASSETS (100.00%)			$10,286,669

SCHEDULE OF SECURITIES SOLD SHORT		Shares	Value

COMMON STOCKS
Basic Materials
Alcoa, Inc.		(17,936)	$(152,815)
Dow Chemical Co.		(16,153)	(514,312)
United States Steel Corp.		(4,917)	(95,882)

Total Basic Materials			(763,009)

Communications
Interpublic Group of Cos., Inc.		(8,018)	(104,475)
JDS Uniphase Corp.		(7,240)	(96,799)
Sprint Nextel Corp.		(50,397)	(312,965)

Total Communications			(514,239)

Consumer Cyclical
CarMax, Inc.		(3,827)	(159,586)
DR Horton, Inc.		(5,390)	(130,977)
Ford Motor Co.		(40,633)	(534,324)

8	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Portfolio of Investments	March 31, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Consumer Cyclical (continued)
Goodyear Tire & Rubber Co.	(7,892)	$(99,518)
JC Penney Co., Inc.	(5,832)	(88,122)
Lennar Corp. - Class A	(2,695)	(111,789)
Tiffany & Co.	(2,126)	(147,842)
Whirlpool Corp.	(1,317)	(156,012)

Total Consumer Cyclical		(1,428,170)

Consumer Non-cyclical
Automatic Data Processing, Inc.	(8,135)	(528,938)
Cigna Corp.	(4,795)	(299,064)
Quanta Services, Inc.	(3,704)	(105,860)

Total Consumer Non-cyclical		(933,862)

Energy
Baker Hughes, Inc.	(7,411)	(343,945)
FMC Technologies, Inc.	(3,983)	(216,635)
Rowan Cos. PLC - Class A	(2,963)	(104,772)
WPX Energy, Inc.	(7,222)	(115,696)

Total Energy		(781,048)

Financials
ACE, Ltd.	(361)	(32,118)
Allstate Corp.	(506)	(24,829)
American International Group, Inc.	(1,565)	(60,753)
Ameriprise Financial, Inc.	(216)	(15,908)
Aon PLC	(330)	(20,295)
AvalonBay Communities, Inc. - REIT	(121)	(15,327)
Bank of New York Mellon Corp.	(1,233)	(34,512)
BB&T Corp.	(742)	(23,291)
Boston Properties, Inc. - REIT	(161)	(16,271)
Capital One Financial Corp.	(617)	(33,904)
Charles Schwab Corp.	(1,355)	(23,970)
Chubb Corp.	(277)	(24,246)
Citigroup, Inc.	(3,211)	(142,055)
CME Group, Inc.	(353)	(21,671)
Fifth Third Bancorp	(928)	(15,136)
Goldman Sachs Group, Inc.	(509)	(74,899)
Hartford Financial Services Group, Inc.	(462)	(11,920)
Health Care REIT, Inc. - REIT	(276)	(18,743)
IntercontinentalExchange, Inc.	(77)	(12,556)
KeyCorp	(979)	(9,751)
Kimco Realty Corp. - REIT	(432)	(9,677)

Semi-Annual Report | March 31, 2013 (Unaudited)	9

Cognios Market Neutral Large Cap Fund
Portfolio of Investments	March 31, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Financials (continued)
Lincoln National Corp.	(292)	$(9,522)
M&T Bank Corp.	(136)	(14,030)
MetLife, Inc.	(1,159)	(44,065)
Morgan Stanley	(2,079)	(45,696)
PNC Financial Services Group, Inc.	(561)	(37,306)
Principal Financial Group, Inc.	(311)	(10,583)
Prologis, Inc. - REIT	(491)	(19,630)
Prudential Financial, Inc.	(491)	(28,964)
Regions Financial Corp.	(1,498)	(12,269)
SLM Corp.	(481)	(9,851)
State Street Corp.	(484)	(28,600)
SunTrust Banks, Inc.	(571)	(16,451)
Travelers Cos., Inc.	(401)	(33,760)
Unum Group	(286)	(8,079)
US Bancorp	(1,975)	(67,012)
Vornado Realty Trust - REIT	(198)	(16,561)
Wells Fargo & Co.	(5,587)	(206,663)
Weyerhaeuser Co. - REIT	(578)	(18,138)
XL Group PLC	(313)	(9,484)

Total Financials		(1,278,496)

Industrials
Deere & Co.	(5,834)	(501,607)
General Electric Co.	(22,066)	(510,166)
Ryder System, Inc.	(1,823)	(108,924)
Vulcan Materials Co.	(2,174)	(112,396)

Total Industrials		(1,233,093)

Technology
Advanced Micro Devices, Inc.	(41,155)	(104,945)
Electronic Arts, Inc.	(5,846)	(103,474)
First Solar, Inc.	(3,966)	(106,923)
Micron Technology, Inc.	(17,139)	(171,047)

Total Technology		(486,389)

Utilities
Entergy Corp.	(2,987)	(188,898)
NRG Energy, Inc.	(5,421)	(143,602)
Pepco Holdings, Inc.	(5,051)	(108,091)
Sempra Energy	(4,081)	(326,235)

Total Utilities		(766,826)

10	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Portfolio of Investments	March 31, 2013 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

Utilities (continued)

TOTAL COMMON STOCKS
(Proceeds $7,740,595)		$(8,185,132)

TOTAL SECURITIES SOLD SHORT
(Proceeds $7,740,595)		$(8,185,132)

(a)

Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2013, the aggregate market value of those securities was $4,772,827, which represents approximately 46.40% of net assets.

(b)	Non-income producing security.
(c)	Includes segregated cash that is being held as collateral for securities sold short.

Common Abbreviations:

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2013 (Unaudited)	11

Cognios Market Neutral Large Cap Fund
Statement of Assets and Liabilities	March 31, 2013 (Unaudited)

ASSETS:

Investments, at value (cost $11,266,730)	$11,583,187
Segregated cash with brokers	15,584
Cash	5,992
Deposit with broker for securities sold short	6,893,880
Receivable due from adviser	5,919
Dividends receivable	7,468
Prepaid assets	16,719

Total Assets	18,528,749

LIABILITIES:

Securities sold short (proceeds $7,740,595)	8,185,132
Payable for dividends on short sales	21,599
Payable for distribution and service fees	1,030
Payable to trustees	917
Payable to chief compliance officer	4,934
Payable to principal financial officer	2,467
Accrued expenses and other liabilities	26,001

Total Liabilities	8,242,080

NET ASSETS	$10,286,669

NET ASSETS CONSIST OF:

Paid-in capital	$10,545,290
Accumulated net investment loss	(50,458)
Accumulated net realized loss on investments and securities sold short	(80,083)
Net unrealized depreciation on investments and securities sold short	(128,080)

NET ASSETS	$10,286,669

PRICING OF SHARES

Investor Class:
Net Asset Value, offering and redemption price per share	$9.75
Net Assets	$4,933,556
Shares of beneficial interest outstanding	506,003
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.76
Net Assets	$5,353,113
Shares of beneficial interest outstanding	548,703

See Notes to Financial Statements.

12	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Statement of Operations	For the Period Ended March 31, 2013(a) (Unaudited)

INVESTMENT INCOME:
Dividends	$59,770

Total Investment Income	59,770

EXPENSES:
Investment advisory fee	36,863
Dividend expense on securities sold short	43,274
Interest expense	14,833
Administration fee	14,733
Distribution and service fees
Investor Class	2,971
Custodian fee	2,467
Legal fees	6,760
Audit fees	5,916
Transfer agent fee	10,096
Trustees fees and expenses	9,917
Chief compliance officer fee	4,934
Principal financial officer fee	2,467
Insurance expense	4,666
Other expenses	5,637

Total expenses	165,534

Less fees waived/reimbursed by investment adviser
Investor Class	(26,756)
Institutional Class	(28,550)

Net Expenses	110,228

NET INVESTMENT LOSS	(50,458)

Net realized gain on investments	131,006
Net realized loss on securities sold short	(211,089)
Net change in unrealized appreciation on investments	316,457
Net change in unrealized depreciation on securities sold short	(444,537)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SECURITIES SOLD SHORT	(208,163)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(258,621)

(a)	Commenced operations on January 2, 2013.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2013 (Unaudited)	13

Cognios Market Neutral Large Cap Fund
Statement of Changes in Net Assets

For the Period Ended March 31, 2013(a) (Unaudited)
OPERATIONS:
Net investment loss	$(50,458)
Net realized loss on investments and securities sold short	(80,083)
Net change in unrealized depreciation on investments and securities sold short	(128,080)

Net decrease in net assets resulting from operations	(258,621)

BENEFICIAL SHARE TRANSACTIONS:
Investor Class
Shares sold	5,010,025

Net increase from beneficial share transactions	5,010,025

Institutional Class
Shares sold	5,435,265

Net increase from beneficial share transactions	5,435,265

Net increase in net assets	10,186,669

NET ASSETS:
Beginning of period	100,000

End of period (including accumulated net investment loss of $(50,458))	$10,286,669

(a)	Commenced operations on January 2, 2013.

See Notes to Financial Statements.

14	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Statement of Cash Flows	For the Period Ended March 31, 2013(a) (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(258,621)
Adjustments to reconcile net increase in net assets from operations to net cash provided/(used) in operating activities:
Purchases of investment securities	(14,494,479)
Proceeds from disposition of investment securities	3,369,871
Proceeds from securities sold short transactions	11,506,822
Purchases to cover securities sold short transactions	(3,977,316)
Net proceeds from short-term investment securities	(11,116)
Net realized loss on investments and securities sold short	80,083
Net change in unrealized depreciation on investments and securities sold short	128,080
Changes in assets and liabilities:
Increase in deposit with broker for securities sold short	(6,893,880)
Increase in receivable due from adviser	(5,919)
Increase in dividends receivable	(7,468)
Increase in prepaid assets	(16,719)
Increase in payable for dividends on short sales	21,599
Increase in payable for distribution and service fees	1,030
Increase in payable to trustees	917
Increase in payable to chief compliance officer	4,934
Increase in payable to principal financial officer	2,467
Increase in other accrued expenses and other liabilities	26,001

Net cash used in operating activities	(10,523,714)

CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from shares sold	10,445,290

Net cash provided by financing activities	10,445,290

NET DECREASE IN CASH FOR THE PERIOD	(78,424)

CASH, BEGINNING OF PERIOD	$100,000
CASH, END OF PERIOD	$21,576

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$14,833

(a)	Commenced operations on January 2, 2013.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2013 (Unaudited)	15

Cognios Market Neutral Large Cap Fund	Investor Class
Financial Highlights

For a share outstanding throughout the period presented.	For the Period Ended March 31, 2013(a) (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized loss on investments	(0.20)

Total from Investment Operations	(0.25)

NET DECREASE IN NET ASSET VALUE	(0.25)

NET ASSET VALUE, END OF PERIOD	$9.75

TOTAL RETURN	(2.50)%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,934

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	4.50%	(d)
Operating expenses including reimbursement/waiver	2.25%	(d)
Net investment loss including reimbursement/waiver	0.17%	(d)

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	6.86%	(d)
Operating expenses including reimbursement/waiver	4.61%	(d)
Net investment loss including reimbursement/waiver	(2.19)%	(d)

PORTFOLIO TURNOVER RATE	29%	(c)

(a)	Commenced operations on January 2, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.

16	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund	Institutional Class
Financial Highlights

For a share outstanding throughout the period presented.	For the Period Ended March 31, 2013(a) (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized loss on investments	(0.19)

Total from Investment Operations	(0.24)

NET DECREASE IN NET ASSET VALUE	(0.24)

NET ASSET VALUE, END OF PERIOD	$9.76

TOTAL RETURN	(2.40)%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,353

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	4.25%	(d)
Operating expenses including reimbursement/waiver	2.00%	(d)
Net investment loss including reimbursement/waiver	0.43%	(d)

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	6.61%	(d)
Operating expenses including reimbursement/waiver	4.36%	(d)
Net investment loss including reimbursement/waiver	(1.93)%	(d)

PORTFOLIO TURNOVER RATE	29%	(c)

(a)	Commenced operations on January 2, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2013 (Unaudited)	17

Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2013, the Trust had one registered fund. The Trust currently offers shares of beneficial interest (“shares”) of the Cognios Market Neutral Large Cap Fund (the “Fund”). The Fund seeks long-term growth of capital independent of stock market direction. The Fund currently offers Investor Class shares and Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

As a newly organized entity, the Fund has little operating history. The Fund did not have any operations before January 2, 2013, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Investor Class and Institutional Class shares in the Fund, respectively, to Cognios Capital, LLC (“Cognios Capital” or the “Adviser”).

Cognios Capital, on behalf of the Fund, has assumed all organization and offering costs.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of financial statements in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers dealers that make a market in the security. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

18	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Short Sales: The Fund may sell securities short. To do this, the Adviser will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 4 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of March 31, 2013, the Fund held securities sold short with a market value of $8,185,132.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Semi-Annual Report | March 31, 2013 (Unaudited)	19

Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$11,572,071	$–	$–	$11,572,071
Short Term Investments	11,116	–	–	11,116
Total	$11,583,187	$–	$–	$11,583,187

Other Financial Instruments
Liabilities
Securities Sold Short(a)	$(8,185,132)	$–	$–	$(8,185,132)
Total	$(8,185,132)	$–	$–	$(8,185,132)

(a)	For detailed descriptions of sectors, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the fiscal year. For the period ended March 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of

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Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Principal Investment Strategies and Risk: The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Total Return Index. The Fund may invest across different industries and sectors. Utilization of short selling involves certain risks to the Fund’s shareholders, including potential for higher volatility of the net asset value (“NAV”) of the Fund’s shares and the relatively greater effect of portfolio holdings on the NAV of the shares. The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. There were no distributions paid by the Fund for the period ended March 31, 2013.

Semi-Annual Report | March 31, 2013 (Unaudited)	21

Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$576,457
Gross unrealized depreciation (excess of tax cost over value)	(316,565)
Net unrealized appreciation	$259,892

Cost of investments for income tax purposes	$11,323,295

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2013, were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$14,494,479	$3,369,871

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

For the Period Ended March 31, 2013(a)

Investor Class
Beginning of period	5,000
Shares sold	501,003

Shares outstanding, end of period	506,003

Institutional Class
Beginning of period	5,000
Shares sold	543,703

Shares outstanding, end of period	548,703

(a)	Commenced operations on January 2, 2013.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of any class of the Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2013, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts, whereby the transactions

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Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately.

Class		Percentage

Investor	A Joseph Brandmeyer Trust Agreement	98.81%

Institutional	A Joseph Brandmeyer Trust Agreement	91.12%

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Cognios Capital, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets, computed daily and payable monthly.

The Adviser has agreed contractually to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, dividend expense, borrowing costs and brokerage expenses on securities sold short, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through January 31, 2014 and may not be terminated or modified prior to this date except with the approval of the Board. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred.

For the period ended March 31, 2013, the fee waivers and/or reimbursements were as follows:

FEES WAIVED/ REIMBURSED BY ADVISER

Investor Class	$(26,756)
Institutional Class	(28,550)

TOTAL	$(55,306)

As of March 31, 2013, the balances of recoupable expenses for each class were as follows:

	Expires 2015	Total

Investor Class	$(26,756)	$(26,756)

Institutional Class	(28,550)	(28,550)

Administrator: ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses

Semi-Annual Report | March 31, 2013 (Unaudited)	23

Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement (the “Agreement”), ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund’s operations.

The Fund’s administration fee is accrued on a daily basis, and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total fee of $52,500 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule:

Average Total Net Assets	Contractual Fee
Between $0-$250M	0.10%
$250M-$500M	0.07%
Above $500M	0.03%

Annually thereafter, the parties agree to reevaluate the compensation paid under this Agreement by the Trust on behalf of the Fund to ALPS for the services it performs for the Fund.

The Administrator is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee of $25,000 per Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services that assist the Fund’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act under the Chief Compliance Officer Services Agreement. Under this Agreement, ALPS is paid an annual base fee of $ 20,000 per Fund and is reimbursed for certain out-of-pocket expenses.

Principal Financial Officer: ALPS receives an annual base fee of $10,000 per Fund for providing Principal Financial Officer (“PFO”) services to the Trust and is reimbursed for certain out-of-pocket expenses.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services, Inc.) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as the Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. The Plan allows the Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares

24	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Notes to Financial Statements	March 31, 2013 (Unaudited)

of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Plan fees are shown as distribution and service fees on the Statement of Operations.

7. TRUSTEES

As of March 31, 2013, there were four Trustees, three of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust receive a quarterly retainer of $2,000, plus $1,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $1,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under U.S GAAP and International Financial Reporting Standards.

In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

Semi-Annual Report | March 31, 2013 (Unaudited)	25

Cognios Market Neutral Large Cap Fund
Additional Information	March 31, 2013 (Unaudited)

1. PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (1) by calling the Fund’s (toll-free) at 1-855-254-6467 and (2) on the Securities and Exchange Commission’s the (“SEC”) website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 30 days after the end of the period. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING APPROVAL OF FUND ADVISORY AGREEMENT

Cognios Market Neutral Large Cap Fund

On October 30, 2012, the Trustees met in person to discuss, among other things, the approval of the Investment Advisory Agreement between the Trust and Cognios Capital, LLC (the “Cognios Advisory Agreement”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Cognios Advisory Agreement and other related materials.

In approving the Cognios Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Fund, to the Adviser of 1.50% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services to be provided by the Adviser to the Fund.

The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by an independent provider of investment company data.

Based on such information, the Trustees further determined that the contractual annual advisory fee of 1.50% of the Fund and the total expense ratio of 3.45% for the Fund’s Investor Class and 3.20% for the Fund’s Institutional Class, taking into account the contractual fee waiver in place, is comparable to others within the Fund’s anticipated peer universe.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Fund under the Cognios Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV.

26	www cogniosfunds.com

Cognios Market Neutral Large Cap Fund
Additional Information	March 31, 2013 (Unaudited)

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by the Adviser and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees noted that since the Fund has not yet begun operations, there is no Fund performance to be reviewed or analyzed at this time. The Trustees also considered the limitations on the comparability of performance information for certain related separately managed accounts. The Trustees considered the Adviser’s reputation generally and its investment techniques, risk management controls and decision-making processes.

The Adviser’s Profitability: The Trustees received and considered a projected profitability analysis prepared by the Adviser based on the fees payable under the Cognios Advisory Agreement. The Trustees considered the profits, if any, anticipated to be realized by the Adviser in connection with the operation of the Fund. The Trustees also reviewed the unaudited financial statements for the Adviser for its fiscal year ended December 31, 2011 as well as for the year-to-date period ended June 30, 2012.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the proposed Cognios Advisory Agreement.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund, including soft-dollar arrangements.

In selecting the Adviser as the Fund’s investment adviser and approving the Cognios Advisory Agreement and the fees charged under the Cognios Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Cognios Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•	the investment advisory fees to be received by the Adviser with respect to the Fund were comparable to others within the Fund’s peer universe;

•	the nature, extent and quality of services to be rendered by the Adviser under the Cognios Advisory Agreement were adequate;

Semi-Annual Report | March 31, 2013 (Unaudited)	27

Cognios Market Neutral Large Cap Fund
Additional Information	March 31, 2013 (Unaudited)

•	there was no performance history for the Fund for the Board to consider;

•	the terms and provisions of the proposed fee waiver letter agreement between the Trust, on behalf of the Fund, and the Adviser, were not unreasonable;

•	the profit, if any, anticipated to be realized by the Adviser in connection with the operation of the Fund was not unreasonable to the Fund; and

•	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

28	www cogniosfunds.com

2008

Must be accompanied or preceded by a prospectus.

The Cognios Market Neutral Large Cap Fund is distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable to registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	A certifications required by Item 12(a)(2) of Form N-CSR are attached as Exhibit 99.Cert.

(a)(3)	None.

(b)	The certifications required by Item 12(b) of Form N-CSR are attached as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 7, 2013

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	June 7, 2013